ONEROUS CONTRACTS	12 Months Ended
Dec. 31, 2025
Onerous contracts provision [abstract]
ONEROUS CONTRACTS
NOTE 22 – ONEROUS CONTRACTS

	Balance on 12/31/2024	Net reversals	Balance on 12/31/2025
Generation
Jirau Energia	627,061	(244,576)	382,485
Serena Geração S/A	46,848	(38,982)	7,866
Companhia Energética Sinop	10,527	(8,714)	1,813
Paulista Lajeado Energia S/A	—	2,456	2,456
BP Comercialização de energia	—	695	695
BRF Energia	—	1,000	1,000
	684,436	(288,121)	396,315

Current Liabilities	62,711	—	113,944
Non-Current Liabilities	621,725	—	282,371
	684,436	—	396,315
The reversal recognized for the year ended December 31, 2025, is substantially attributable to the improvement in the forward energy price curve.
Accounting Policy
The Company performs periodic assessments of its long‑term electricity purchase agreements to determine whether the unavoidable costs required to fulfill the contractual obligations exceed the expected economic benefits. When costs exceed benefits, the difference is recognized as a liability under the provision for onerous contracts. The recognition and reversal of these provisions are recorded within operational provisions in the statement of profit or loss.
Estimates and critical judgments
The economic benefits used in testing for onerous contracts are estimated based on future electricity sale price curves.